SCHEDULE OF CONSOLIDATED SUBSIDIARIES AND ENTITY (Details) - Equity Investees Interest [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
ILA Fund I, LLC [Member]
State or Other Jurisdiction of Incorporation or Organization	Wyoming	Wyoming
Attributable Interest	100.00%	100.00%
International Land Alliance, S.A. de C.V. (ILA Mexico) [Member]
State or Other Jurisdiction of Incorporation or Organization	Mexico	Mexico
Attributable Interest	100.00%	100.00%
Emerald Grove Estates, LLC [Member]
State or Other Jurisdiction of Incorporation or Organization	California	California
Attributable Interest	100.00%	100.00%
Plaza Bajamar LLC [Member]
State or Other Jurisdiction of Incorporation or Organization	Wyoming	Wyoming
Attributable Interest	100.00%	100.00%
Plaza Valle Divino LLC [Member]
State or Other Jurisdiction of Incorporation or Organization	Wyoming	Wyoming
Attributable Interest	100.00%	100.00%
Rancho Costa Verde Development, LLC [Member]
State or Other Jurisdiction of Incorporation or Organization	Nevada
Attributable Interest	100.00%
Oasis Park Resort L L C [Member]
State or Other Jurisdiction of Incorporation or Organization		Wyoming
Attributable Interest		100.00%